Contract Liabilities and Advances from Customers - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Contract liabilities	€ 22,306	€ 14,847
Invoices issued to customers as advances	187,853	132,377
Engineering System and In-vitro Diagnostic Business
Contract liabilities [abstract]
Contract liabilities gross	76,853	64,293
Invoices issued to customers as advances	€ 99,159	€ 79,140